As filed with the Securities and Exchange Commission on August 22, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2014

Date of reporting period:  June 30, 2014

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Aerospace/Aircraft - 1.6%
18,200	B/E Aerospace, Inc. *	$1,683,318

	Asset Management - 2.3%
19,900	Ameriprise Financial, Inc.	2,388,000

	Auto/Auto Parts - 4.7%
39,200	BorgWarner, Inc.	2,555,448
22,480	Wabco Holdings, Inc. *	2,401,314
		4,956,762
	Beverage - 3.4%
40,910	Constellation Brands, Inc. - Class A *	3,605,399

	Biotechnology - 5.4%
7,750	Biogen Idec, Inc. *	2,443,653
39,200	Gilead Sciences, Inc. *	3,250,071
		5,693,724
	Broadcast Media - 4.7%
44,700	CBS Corp. - Class B	2,777,658
40,300	Comcast Corp. - Class A	2,163,304
		4,940,962
	Chemicals - 5.8%
28,590	LyondellBasell Industries NV - Class A +	2,791,814
40,280	Westlake Chemical Corp.	3,373,852
		6,165,666
	Chemicals - Specialty - 2.5%
12,770	PPG Industries, Inc.	2,683,616

	Computer - Semiconductors - 3.4%
34,300	SanDisk Corp.	3,581,948

	Computer Software - Enterprise - 2.0%
31,600	Check Point Software Technologies Ltd. *+	2,118,148

	Containers - 2.6%
39,000	Packaging Corp of America	2,788,110

	Drugs - Generic - 5.5%
16,060	Actavis plc *+	3,582,183
43,100	Mylan, Inc. *	2,222,236
		5,804,419
	Drugs - Proprietary - 2.3%
43,300	AbbVie, Inc.	2,443,852

	Electrical Equipment - 1.9%
39,300	AMETEK, Inc.	2,054,604

	Electrical Instruments - 2.7%
23,890	Thermo Fisher Scientific, Inc.	2,819,020

	Energy/Integrated - 2.0%
17,640	EOG Resources, Inc.	2,061,410

	Energy/Oil & Gas Exploration & Production - 2.0%
13,350	Continental Resources, Inc. *	2,109,834

	Energy/Oil Service - 3.1%
28,080	Schlumberger Ltd. +	3,312,036

	Finance/Banks - 2.0%
16,410	Signature Bank *	2,070,614

	Finance/Information Services - 4.5%
39,300	Fiserv, Inc. *	2,370,576
11,510	Visa, Inc. - Class A	2,425,272
		4,795,848
	Food - 1.9%
20,360	Hershey Co.	1,982,453

	Health Care Distribution - 1.6%
9,000	McKesson Corp.	1,675,890

	Information Services - 2.1%
7,950	Alliance Data Systems Corp. *	2,235,938

	Internet Retail - 1.9%
1,660	Priceline.com, Inc. *	1,996,980

	Leisure Time - 4.9%
34,100	Harley-Davidson, Inc.	2,381,885
32,090	Walt Disney Co.	2,751,397
		5,133,282
	Machinery - 4.1%
17,440	Cummins, Inc.	2,690,818
27,000	Ingersoll-Rand PLC +	1,687,770
		4,378,588
	Media & Advertising - 1.0%
13,300	Scripps Networks Interactive, Inc. - Class A	1,079,162

	Railroad - 2.8%
29,180	Union Pacific Corp.	2,910,705

	Retail Drug Stores - 2.7%
37,700	CVS Caremark Corp.	2,841,449

	Semiconductors - 5.9%
53,450	Microchip Technology, Inc.	2,608,895
76,200	Skyworks Solutions, Inc.	3,578,352
		6,187,247
	Service Companies - 1.5%
31,620	Cognizant Technology Solutions - Class A *	1,546,534

	Telecommunication Equipment - 2.5%
33,400	QUALCOMM, Inc.	2,645,279

	TOTAL COMMON STOCKS (Cost $76,385,296)	102,690,797

	SHORT-TERM INVESTMENTS - 2.8%
3,003,453	Invesco STIT Treasury Portfolio - Institutional Class, 0.01% #	3,003,453
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,003,453)	3,003,453
	Total Investments in Securities (Cost $79,388,749) - 100.1%	105,694,250
	Liabilities in Excess of Other Assets - (0.1)%	(115,500)
	NET ASSETS - 100.0%	$105,578,750

+	U.S. traded security of a foreign issuer.
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor  Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	Airlines - 2.1%
6,860	Allegiant Travel Co. *	$807,902

	Auto/Auto Parts - 2.0%
5,030	O'Reilly Automotive, Inc. *	757,518

	Business Services - 6.6%
12,900	Huron Consulting Group, Inc. *	913,578
11,860	Portfolio Recovery Associates, Inc. *	706,026
20,000	Robert Half International, Inc.	954,799
		2,574,403
	Chemicals - 1.8%
9,600	Albemarle Corp.	686,400

	Chemicals - Specialty - 4.2%
6,910	Airgas, Inc.	752,568
8,190	Cytec Industries, Inc.	863,390
		1,615,958
	Computer - Networking - 1.7%
23,300	Web.com Group, Inc. *	672,671

	Computer - Semiconductors - 1.6%
6,780	Synaptics, Inc. *	614,539

	Containers - 1.6%
53,600	Graphic Packaging Holding Co. *	627,120

	Drugs - Generic - 2.7%
20,500	Mylan, Inc. *	1,056,980

	Drugs - Proprietary - 5.0%
29,800	Akorn, Inc. *	990,850
7,700	Salix Pharmaceuticals, Ltd. *	949,795
		1,940,645
	Education Services - 2.3%
19,600	Grand Canyon Education, Inc. *	901,012

	Electrical Equipment - 2.2%
8,470	Watsco, Inc.	870,377

	Electrical Instruments - 1.5%
12,680	PerkinElmer, Inc.	593,931

	Energy/Oil & Gas Exploration & Production - 1.7%
11,900	Oasis Petroleum, Inc. *	665,091

	Energy/Oil Service - 4.2%
10,600	Bristow Group, Inc.	854,572
10,000	Oceaneering International, Inc.	781,300
		1,635,872
	Finance/Banks - 2.1%
6,600	Signature Bank *	832,788

	Finance/Information Services - 4.2%
14,200	Euronet Worldwide, Inc. *	685,008
15,320	Fiserv, Inc. *	924,102
		1,609,110
	Food - 5.0%
15,600	Hormel Foods Corp.	769,860
16,600	Pinnacle Foods, Inc.	546,140
7,700	TreeHouse Foods, Inc. *	616,539
		1,932,539
	Footwear - 2.5%
22,400	Iconix Brand Group, Inc. *	961,856

	Health Care Distribution - 2.0%
10,900	AmerisourceBergen Corp.	791,994

	Household Products - 6.5%
9,600	Church & Dwight Co., Inc.	671,520
13,400	Jarden Corp. *	795,290
12,070	Spectrum Brands Holdings, Inc.	1,038,382
		2,505,192
	Information Services - 1.7%
2,300	Alliance Data Systems Corp. *	646,875

	Internet Retail - 1.9%
10,900	IAC InterActiveCorp.	754,607

	Leisure Time - 5.2%
10,900	Drew Industries, Inc. *	545,109
11,800	Harley-Davidson, Inc.	824,230
5,100	Polaris Industries, Inc.	664,224
		2,033,563
	Machinery - 4.3%
38,100	Calgon Carbon Corp. *	850,773
10,730	Flowserve Corp.	797,776
		1,648,549
	Medical Systems/Equipment - 2.5%
21,900	CareFusion Corp. *	971,265

	Real Estate Operations - 1.6%
18,950	CBRE Group, Inc. - Class A *	607,158

	Retail - Discount - 1.9%
13,600	Dollar Tree, Inc. *	740,656

	Semiconductors - 5.8%
21,100	Microchip Technology, Inc.	1,029,891
26,200	Skyworks Solutions, Inc.	1,230,352
		2,260,243
	Service Companies - 2.5%
19,100	Team Health Holdings, Inc. *	953,854

	Shipping - 2.8%
9,290	Kirby Corp. *	1,088,231

	Telecommunication Equipment - 2.7%
32,100	ARRIS Group, Inc. *	1,044,214

	Waste Disposal - 2.1%
16,400	Waste Connections, Inc.	796,220

	TOTAL COMMON STOCKS (Cost $29,722,296)	38,199,333

	SHORT-TERM INVESTMENTS - 1.6%
619,782	Invesco STIT Treasury Portfolio - Institutional Class, 0.01% #	619,782
	TOTAL SHORT-TERM INVESTMENTS (Cost $619,782)	619,782
	Total Investments in Securities (Cost $30,342,078) - 100.1%	38,819,115
	Liabilities in Excess of Other Assets - (0.1)%	(57,389)
	NET ASSETS - 100.00%	$38,761,726

*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
June 30, 2014 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2014:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$15,705,834	$-	$-	$15,705,834
Consumer Staples	8,429,301	-	-	8,429,301
Energy	7,483,280	-	-	7,483,280
Financials	4,458,614	-	-	4,458,614
Health Care	18,436,905	-	-	18,436,905
Industrials	13,428,528	-	-	13,428,528
Materials	11,637,392	-	-	11,637,392
Technology	23,110,943	-	-	23,110,943
Total Common Stocks	102,690,797	-	-	102,690,797
Short-Term Investments	3,003,453	-	-	3,003,453
Total Investments in Securities	$105,694,250	$-	$-	$105,694,250

Chase Mid-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,189,895	$-	$-	$6,189,895
Consumer Staples	3,642,441	-	-	3,642,441
Energy	2,300,963	-	-	2,300,963
Financials	2,145,972	-	-	2,145,972
Health Care	6,308,669	-	-	6,308,669
Industrials	6,228,883	-	-	6,228,883
Materials	3,780,251	-	-	3,780,251
Technology	7,602,259	-	-	7,602,259
Total Common Stocks	38,199,333	-	-	38,199,333
Short-Term Investments	619,782	-	-	619,782
Total Investments in Securities	$38,819,115	$-	$-	$38,819,115

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2014, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended June 30, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Chase Growth Fund

Cost of investments	$79,394,126

Gross unrealized appreciation	$26,542,660
Gross unrealized depreciation	(242,536)
Net unrealized appreciation	$26,300,124

Chase Mid-Cap Growth Fund

Cost of investments	$30,348,843

Gross unrealized appreciation	$8,589,445
Gross unrealized depreciation	(119,173)
Net unrealized appreciation	$8,470,272

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date  8/20/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  8/20/2014

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  8/20/2014

* Print the name and title of each signing officer under his or her signature.